Interest payable (Tables)	12 Months Ended
Dec. 31, 2024
Interest payable
Schedule of interest payable
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Interest payable to third parties	43,966	-
Interest payable to related parties(1)	26,326	-
Interest payable to shareholders(2)	20,606	-
Total	90,898	-